Investment in Films and Television Programs - (Summary) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Film Group Monetization
Released, net of accumulated amortization	$ 987.3	$ 992.2
Completed and not released	135.1	225.4
In progress	783.0	644.4
Total	1,992.6	1,929.0
Unamortized balance of completed and not released and in progress theatrical films	680.9
Acquired film and television libraries, unamortized costs		223.1
Production tax credits reduced	243.6
Reduction of direct operating expense	112.0	70.6
LIONS GATE ENTERTAINMENT CORP. [Member]
Individual Monetization
Released, net of accumulated amortization	822.7	878.3
Completed and not released	135.1	225.4
In progress	663.4	469.2
In development	76.6	65.7
Total	1,697.8	1,638.6
Film Group Monetization
Released, net of accumulated amortization	535.8	497.1
Completed and not released	301.9	170.1
In progress	116.6	179.0
In development	17.7	4.3
Total	972.0	850.5
Licensed program rights, net of accumulated amortization	243.3	273.1
Investment in films and television programs and licensed program rights, net	2,913.1	2,762.2
Unamortized balance of completed and not released and in progress theatrical films	680.9
Acquired film and television libraries, unamortized costs	$ 235.7	223.1
Acquired libraries, remaining amortization period	13 years 3 months 18 days
Production tax credits reduced	$ 243.6	112.2
Reduction of direct operating expense	$ 112.0	$ 70.6